Trade payables and other current liabilities - Disclosure of Trade and Other Payables (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Accrued expenses - clinical trials	€ 1,486	€ 1,532
Trade payables & other accruals	4,996	5,574
Total trade and other payables	€ 6,482	€ 7,106